Stock-based Compensation - Summary of the Company's Warrants Activity (Detail) - NFL Warrants [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Issued	18,500,000
Exercise Price, Issued | $ / shares	$ 0.01
Number of Warrants , Ending Balance	18,500,000